Share-based Compensation - Summary of Restricted Stock Unit Activity (Details)	3 Months Ended
	Mar. 31, 2022 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Grant Date Fair Value, Vested	$ 12,320
2021 Plan | Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, Nonvested Beginning Balance | shares	13,314,436
Ordinary shares, Granted | shares	4,775,557	[1]
Ordinary shares, Vested | shares	(2,204,512)	[2]
Ordinary shares, Forfeited | shares	(286,492)
Restricted Stock Units, Performance adjustments | shares	(535,228)	[3]
Ordinary shares, Nonvested Ending Balance | shares	15,063,761
Weighted Average Grant Date Fair Value, Outstanding Beginning Balance	$ 8.25
Weighted Average Grant Date Fair Value, Granted	3.44	[1]
Weighted Average Grant Date Fair Value, Vested	5.59	[2]
Weighted Average Grant Date Fair Value, Forfeited	8.30
Weighted Average Grant Date Fair Value, Performance adjustment	0	[3]
Weighted Average Grant Date Fair Value, Outstanding Ending balance	$ 7.00

[1]	Represents RSUs and PRSUs based on performance target achievement of 100%.
[2]	Represents the number of shares vested and distributed during the period. The total grant date fair value of units vested was $12,320.
[3]	Represents the adjustment to the number of PRSUs distributed based on actual performance compared to target.